INVESTMENTS IN SUBSIDIARIES - Summary of Income Statement Items Before Intercompany Eliminations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Attributable to non-controlling interests
Revenue	$ 9,111	$ 9,483	$ 7,365
Subsidiaries with material non-controlling interests
Attributable to non-controlling interests
Revenue	6,044	6,157	5,568
Net income (loss)	153	346	976
Total comprehensive income (loss)	77	763	1,017
Distributions	634	1,593	370
Attributable to owners of the partnership
Net income (loss)	(335)	(1,120)	(361)
Total comprehensive income (loss)	(567)	(493)	(142)
Subsidiaries with material non-controlling interests | Corporate Holding Entities
Attributable to non-controlling interests
Revenue	307	353	406
Net income (loss)	137	86	36
Total comprehensive income (loss)	148	89	59
Distributions	21	49	113
Attributable to owners of the partnership
Net income (loss)	1,015	(275)	(20)
Total comprehensive income (loss)	1,025	(237)	156
Subsidiaries with material non-controlling interests | BPO
Attributable to non-controlling interests
Revenue	1,993	1,989	2,105
Net income (loss)	101	(21)	124
Total comprehensive income (loss)	85	(22)	106
Distributions	20	11	24
Attributable to owners of the partnership
Net income (loss)	(958)	(1,162)	(759)
Total comprehensive income (loss)	(1,172)	(1,099)	(802)
Subsidiaries with material non-controlling interests | U.K Student Housing
Attributable to non-controlling interests
Revenue		0	191
Net income (loss)		4	492
Total comprehensive income (loss)		3	482
Distributions		876	65
Attributable to owners of the partnership
Net income (loss)		1	148
Total comprehensive income (loss)		0	134
Subsidiaries with material non-controlling interests | US Retail
Attributable to non-controlling interests
Revenue	1,547	1,559	1,557
Net income (loss)	68	7	(2)
Total comprehensive income (loss)	67	4	2
Distributions	12	6	4
Attributable to owners of the partnership
Net income (loss)	460	234	165
Total comprehensive income (loss)	448	205	203
Subsidiaries with material non-controlling interests | US Manufactured Housing
Attributable to non-controlling interests
Revenue	257	296	287
Net income (loss)	(93)	84	254
Total comprehensive income (loss)	(98)	84	254
Distributions	0	41	13
Attributable to owners of the partnership
Net income (loss)	(37)	30	81
Total comprehensive income (loss)	(38)	30	81
Subsidiaries with material non-controlling interests | US Multifamily
Attributable to non-controlling interests
Revenue	100
Net income (loss)	19
Total comprehensive income (loss)	19
Distributions	0
Attributable to owners of the partnership
Net income (loss)	1
Total comprehensive income (loss)	1
Subsidiaries with material non-controlling interests | Korea Mixed Use
Attributable to non-controlling interests
Revenue	228	248	228
Net income (loss)	(41)	139	28
Total comprehensive income (loss)	(136)	121	0
Distributions	215	0	0
Attributable to owners of the partnership
Net income (loss)	(12)	40	8
Total comprehensive income (loss)	(39)	17	(28)
Subsidiaries with material non-controlling interests | UK and Ireland Short Stay
Attributable to non-controlling interests
Revenue	922	863	794
Net income (loss)	39	53	44
Total comprehensive income (loss)	69	203	114
Distributions	357	599	151
Attributable to owners of the partnership
Net income (loss)	14	20	16
Total comprehensive income (loss)	26	227	$ 114
Subsidiaries with material non-controlling interests | U.S. Hospitality
Attributable to non-controlling interests
Revenue	625	799
Net income (loss)	(82)	(159)
Total comprehensive income (loss)	(81)	128
Distributions	0	0
Attributable to owners of the partnership
Net income (loss)	(305)	(49)
Total comprehensive income (loss)	(305)	323
Subsidiaries with material non-controlling interests | U.S. Logistics
Attributable to non-controlling interests
Revenue	65	50
Net income (loss)	5	153
Total comprehensive income (loss)	4	153
Distributions	9	11
Attributable to owners of the partnership
Net income (loss)	(513)	41
Total comprehensive income (loss)	$ (513)	$ 41